Earnings Per Share - Schedule of Earnings Per Share (Detail) - SEK (kr) kr / shares in Units, kr in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic
Net income (loss) attributable to owners of the Parent Company (SEK million)		kr 22,694	kr 17,483	kr 2,223
Average number of shares outstanding, basic (millions)		3,329,000,000	3,323,000,000	3,306,000,000
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	[1]	kr 6.82	kr 5.26	kr 0.67
Diluted
Net income (loss) attributable to owners of the Parent Company (SEK million)		kr 22,694	kr 17,483	kr 2,223
Average number of shares outstanding, basic (millions)		3,329,000,000	3,323,000,000	3,306,000,000
Dilutive effect for stock purchase (millions)		3	3	14
Average number of shares outstanding, diluted (millions)		3,332,000,000	3,326,000,000	3,320,000,000
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	[1]	kr 6.81	kr 5.26	kr 0.67

[1]	Based on net income attributable to owners of the Parent Company.